OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Deferred Financing Costs	$ 359	$ 359
Other Current Assets	331	738
Total	690	1,097
Accrued Liabilities [Abstract]
Accrued Interest	692	589
Accrued Costs	684	515
Deferred Revenues	388	1,106
Total	$ 1,764	$ 2,210